employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
employee future benefits
Union pension plan and public service pension plan contributions	$ 6	$ 5	$ 10	$ 10
Other defined contribution pension plans	22	20	40	36
Total	$ 28	$ 25	$ 50	$ 46